             U.S. SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM 12b-25

NOTIFICATION OF LATE FILING

(Check One)

☒  Form 10-K    ☐  Form 20-F   ☐  Form 11-K   ☐  Form 10-Q  ☐  Form N-SAR

For period ended: December 31, 2007

      ☐  Transition Report on Form 10-K

      ☐  Transition Report on Form 20-F

      ☐  Transition Report on Form 11-K

      ☐  Transition Report on Form 10-Q

      ☐  Transition Report on Form N-SAR

      For the Transition Period Ended:   N/A

PART I

REGISTRANT INFORMATION

Full Name of Registrant:

IDI Global, Inc.

SEC File No.

000-30245

Address of Principal Executive Office:

462 East 800 North

City, State and Zip Code:

Orem, Utah  84097

PART II

RULES 12b-25 (b) and (c)

If the subject report could not be filed without unreasonable effort or expense and the registrant seeks relief pursuant to Rule 12b-25(b), the following should be completed.

☒	(a)	The reasons described in reasonable detail in Part III of this form could not be eliminated without unreasonable effort or expense;

	(b)	The subject annual report, semi-annual report, transition report on
Form 10-K, Form 20-F, 11-K or Form N-SAR or Form N-CSR, or portion thereof, will be filed on or before the fifteenth calendar day
☒		following the prescribed due date; or the subject quarterly report or transition report on Form 10-Q, or portion thereof, will be filed on or before the fifth calendar day following the prescribed due date; and

	(c)	The accountant's statement or other exhibit required by Rule
12b-25(c) has been attached, if applicable.

PART III

NARRATIVE

The Registrant's Annual Report on Form 10-KSB for the fiscal year ended December 31, 2007, could not be filed without unreasonable effort or expense within the prescribed time period because management requires additional time to compile and verify the data required to be included in the report.  The report will be filed within fifteen days of the date the original report was due.

PART IV

OTHER INFORMATION

(1)   Name and telephone number of person to contact in regard to this notification:

       Steven D. Weatherly      (817) 840-9139

(2)    Have all other periodic reports required under Section 13 or 15(d) of the Securities Exchange Act of 1934 or Section 30 of the Investment Company Act of 1940 during the preceding 12 months or for such shorter period that the registrant was required to file such report(s) been filed?  If the answer is no, identify report(s).

       ☒  Yes         ☐  No

(3)    Is it anticipated that any significant change in results of operations from the corresponding period for the last fiscal year will be reflected by the earnings statements to be included in the subject report or portion thereof?

       ☒  Yes         ☐  No

If so:  attach an explanation of the anticipated change, both narratively and quantitatively, and, if appropriate, state the reasons why a reasonable estimate of the results cannot be made.

On April 17, 2006, IDI Global, Inc., as well as two of its wholly owned subsidiaries, IDI Small Business, Inc. and Chief Financial, Inc., along with the wholly owned subsidiary of Chief Financial, Professional Consulting Services, Inc., filed petitions in the United States Bankruptcy Court for the District of Utah (the “Bankruptcy Court”) seeking relief under Chapter 11 of the Bankruptcy Code, 11 U.S.C. § 101 et seq.  The bankruptcy cases are being jointly administered by the Bankruptcy Court under the Case No. 06-21261, and the companies are debtors in possession, subject to the jurisdiction, supervision and orders of the Bankruptcy Court.  The United States trustee has appointed a Committee of Unsecured Creditors in the case of IDI Global, which is comprised of three unsecured creditors.

In connection with the bankruptcy proceedings, the Company has (a) sold the stock of Internet Development, Inc., one of its wholly-owned subsidiaries; and (b) sold the assets of IDI Small Business, Inc., another wholly-owned subsidiary as part of a global settlement of certain litigation.  Both of these sales were approved by the Bankruptcy Court as being in the best interests of the creditors of the Company.  As a result of these sales, the Company is not currently engaged in business operations, but rather is administering its Chapter 11 case and, as part thereof, considering all options related to the Company’s reorganization.

Any comparisons of operations between the fiscal year ending December 31, 2007, and historic performance of the Company in previous similar periods will be largely ineffectual due to the incongruence of the Company’s operations during the compared time periods.

IDI Global, Inc. has caused this notification to be signed on its behalf by the undersigned duly authorized.

Date: March 31, 2008

By: /s/ Steven D. Weatherly

Steven D. Weatherly

Steven D. Weatherly

Consultant performing certain services for the Company commonly performed by a Chief Financial Officer and Principal

Accounting Officer

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